Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes

(11)	Income Taxes

(a)	Income Tax Expense (Benefit)
Total income tax expense for the years ended December 31 is as follows:

	2017	2016	2015
Income tax expense (benefit) attributable to operations:
Current tax expense (benefit)	$5,219	21	9,567
Deferred tax expense (benefit)	8,895	2,922	(14,008)
Total income tax expense (benefit) attributable to net income (loss)	14,114	2,943	(4,441)
Income tax effect on AOCI:
Attributable to unrealized gain (loss) on:
Investments	2,468	1,184	(6,277)
Total income tax effect on equity	$16,582	4,127	(10,718)

(b)	Components of Income Tax Expense (Benefit)
Income tax expense (benefit) computed at the statutory rate of 35% varies from Income tax (benefit) expense reported in the Statements of Operations for the respective years ended December 31 as follows:

	2017	2016	2015
Income tax expense computed at the statutory rate	$3,899	5,734	(1,996)
Dividends-received deductions and tax-exempt interest	(2,298)	(2,803)	(2,455)
Deferred tax revaluation due to tax rate change (1)	12,556	—	—
Other	(43)	12	10
Income tax expense (benefit) as reported	$14,114	2,943	(4,441)

(1) On December 22, 2017, the United States passed the Tax Act of 2017 which reduced the corporate tax rate from 35% to 21% for tax years beginning after December 31, 2017. As a result, the deferred taxes recorded on the Balance Sheets were revalued to reflect the reduction in the future corporate tax rate.

(c)	Components of Deferred Tax Assets and Liabilities on the Balance Sheet
Tax effects of temporary differences giving rise to the significant components of the net deferred tax asset (liability). The net deferred tax asset (liability) on the Balance Sheets at December 31 is as follows:

	2017	2016
Deferred tax assets:
Policy reserves	$138,726	151,608
Expense accruals	—	711
Total deferred tax assets	138,726	152,319
Deferred tax liabilities:
Policy reserves	(2,536)	—
Deferred acquisition costs	(22,783)	(41,247)
Due and deferred premium	(7)	(13)
Net unrealized gains on investments	(5,261)	(5,801)
Investment income	(89,931)	(75,704)
Expense accruals	(17)	—
Total deferred tax liabilities	(120,535)	(122,765)
Net deferred tax asset (liabilities)	$18,191	29,554
As a result of the enactment of the Tax Act of 2017, the Company was required to revalue the deferred taxes for Policy reserves held. As the effect from the Policyholder reserves revaluation will be recognized in taxable income on a straight-line basis over the next eight year period beginning January 1, 2018, a deferred tax liability is recognized in the same amount as the deferred tax asset. Both the deferred tax asset and liability are recorded as of December 31, 2017 and are presented on a gross basis in the table above.
Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for ordinary deferred tax assets, as it is more likely than not the deferred tax assets will be realized principally through future reversals of existing ordinary taxable temporary differences and future ordinary taxable income. For deferred tax assets that are capital in nature, considering all objective evidence and the available tax planning strategy, it is more likely than not the deferred tax assets that are capital in nature will be realized and no valuation allowance is required. The amount of the ordinary and capital deferred tax assets considered realizable could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future ordinary and capital taxable income are reduced.
Income taxes (received)/paid by the Company were $(248), $9,714, and $4,405, in 2017, 2016, and 2015, respectively. At December 31, 2017 and 2016, respectively, the Company had a tax (receivable)/payable from AZOA of $(5,648) and $180 reported in Other assets or Other liabilities on the Balance Sheets.
The Company is included in the consolidated group for which AZOA files a federal income tax return on behalf of all group members. As a member of the AZOA consolidated group, the Company is no longer subject to U.S. federal and non-U.S. income tax examinations for years prior to 2014, though examinations of combined returns filed by AZOA, which include the Company by certain U.S. state and local tax authorities, may still be conducted for 2008 and subsequent years. The last Internal Revenue Service examination of AZOA involved amended returns filed by AZOA for the 2011 tax year. This examination concluded in October 2017 with the Internal Revenue Service accepting the amended returns as filed. The Internal Revenue Service has also initiated examinations of AZOA’s 2015 and 2016 income tax returns.
In accordance with the Income Taxes Topic of the Codification, the Company recognizes liabilities for certain unrecognized tax benefits. The Company had no unrecognized tax benefits as of December 31, 2017 and 2016. The Company does not expect any significant changes related to unrecognized tax benefits during the next 12 months.
The Company recognizes the changes in unrecognized tax benefits and related accrued interest and penalties in federal income tax expense. The Company did not recognize any expense related to interest and penalties at December 31, 2017 and 2016.